Portfolio of Investments
Columbia Contrarian Core Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 13.0%
Entertainment 2.3%
Activision Blizzard, Inc.	1,411,429	137,261,470
Walt Disney Co. (The)(a)	863,831	154,323,408
Total		291,584,878
Interactive Media & Services 7.2%
Alphabet, Inc., Class A(a)	113,763	268,122,327
Alphabet, Inc., Class C(a)	132,679	319,963,369
Facebook, Inc., Class A(a)	969,968	318,857,581
Total		906,943,277
Media 2.1%
Comcast Corp., Class A	4,453,854	255,383,988
Wireless Telecommunication Services 1.4%
T-Mobile USA, Inc.(a)	1,245,082	176,116,849
Total Communication Services		1,630,028,992
Consumer Discretionary 11.5%
Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc.	507,162	72,640,813
McDonald’s Corp.	606,899	141,947,607
Total		214,588,420
Internet & Direct Marketing Retail 5.8%
Amazon.com, Inc.(a)	168,172	542,030,128
eBay, Inc.	2,921,097	177,836,385
Total		719,866,513
Multiline Retail 0.7%
Dollar Tree, Inc.(a)	924,463	90,135,143
Specialty Retail 2.2%
Lowe’s Companies, Inc.	1,229,097	239,464,969
Ulta Beauty, Inc.(a)	115,412	39,858,688
Total		279,323,657
Textiles, Apparel & Luxury Goods 1.1%
Tapestry, Inc.(a)	2,321,835	104,227,173
Under Armour, Inc., Class A(a)	1,469,729	33,186,481
Total		137,413,654
Total Consumer Discretionary		1,441,327,387
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.0%
Food & Staples Retailing 1.4%
Sysco Corp.	2,197,697	178,013,457
Food Products 1.1%
Mondelez International, Inc., Class A	2,167,171	137,680,373
Tobacco 1.5%
Philip Morris International, Inc.	1,947,609	187,807,936
Total Consumer Staples		503,501,766
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources Ltd.	2,775,914	96,102,143
Chevron Corp.	1,523,278	158,101,024
EOG Resources, Inc.	1,472,298	118,284,421
Total		372,487,588
Total Energy		372,487,588
Financials 12.6%
Banks 4.4%
Bank of America Corp.	5,259,843	222,964,745
Citigroup, Inc.	1,832,940	144,270,707
JPMorgan Chase & Co.	1,153,579	189,463,815
Total		556,699,267
Capital Markets 3.4%
BlackRock, Inc.	191,192	167,683,031
Morgan Stanley	1,762,056	160,258,993
State Street Corp.	1,154,413	100,410,843
Total		428,352,867
Consumer Finance 1.5%
American Express Co.	1,210,074	193,769,150
Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B(a)	941,984	272,647,849
Insurance 1.1%
Aon PLC, Class A	519,149	131,536,782
Total Financials		1,583,005,915
Columbia Contrarian Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.4%
Biotechnology 1.3%
BioMarin Pharmaceutical, Inc.(a)	788,486	60,949,968
Vertex Pharmaceuticals, Inc.(a)	478,504	99,830,289
Total		160,780,257
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	774,406	90,334,460
Baxter International, Inc.	612,726	50,317,059
Dentsply Sirona, Inc.	1,498,879	100,304,983
Medtronic PLC	1,457,334	184,483,911
Stryker Corp.	150,445	38,404,095
Total		463,844,508
Health Care Providers & Services 2.2%
Anthem, Inc.	211,125	84,074,198
Cigna Corp.	393,728	101,916,493
CVS Health Corp.	1,127,544	97,464,903
Total		283,455,594
Pharmaceuticals 3.2%
Eli Lilly & Co.	753,636	150,531,255
Johnson & Johnson	1,481,510	250,745,567
Total		401,276,822
Total Health Care		1,309,357,181
Industrials 9.7%
Aerospace & Defense 3.0%
Raytheon Technologies Corp.	4,212,831	373,720,238
Building Products 1.0%
Carrier Global Corp.	2,851,321	130,961,174
Industrial Conglomerates 1.3%
Honeywell International, Inc.	679,725	156,955,300
Machinery 1.4%
Stanley Black & Decker, Inc.	804,860	174,493,648
Road & Rail 3.0%
Uber Technologies, Inc.(a)	2,785,971	141,610,906
Union Pacific Corp.	1,047,880	235,490,072
Total		377,100,978
Total Industrials		1,213,231,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 27.8%
Communications Equipment 0.6%
Cisco Systems, Inc.	1,518,637	80,335,897
Electronic Equipment, Instruments & Components 1.9%
TE Connectivity Ltd.	1,793,270	243,310,874
IT Services 6.6%
Akamai Technologies, Inc.(a)	635,334	72,561,496
Fidelity National Information Services, Inc.	867,277	129,206,928
Fiserv, Inc.(a)	1,564,092	180,183,398
MasterCard, Inc., Class A	845,770	304,967,747
PayPal Holdings, Inc.(a)	534,010	138,853,280
Total		825,772,849
Semiconductors & Semiconductor Equipment 2.8%
Lam Research Corp.	188,721	122,640,342
Marvell Technology, Inc.	1,313,155	63,425,386
NVIDIA Corp.	256,728	166,816,720
Total		352,882,448
Software 10.2%
Adobe, Inc.(a)	302,222	152,495,177
Autodesk, Inc.(a)	439,258	125,566,292
Intuit, Inc.	329,912	144,861,060
Microsoft Corp.	2,892,029	722,081,801
Palo Alto Networks, Inc.(a)	360,336	130,892,052
Total		1,275,896,382
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	4,772,317	594,678,421
Western Digital Corp.(a)	1,571,030	118,188,587
Total		712,867,008
Total Information Technology		3,491,065,458
Materials 4.5%
Chemicals 3.3%
Air Products & Chemicals, Inc.	184,857	55,394,249
Corteva, Inc.	2,452,213	111,575,691
International Flavors & Fragrances, Inc.	1,134,190	160,680,697
Nutrien Ltd.	544,770	33,857,456
Sherwin-Williams Co. (The)	187,902	53,275,854
Total		414,783,947

2	Columbia Contrarian Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.2%
Newmont Corp.	1,974,561	145,090,742
Total Materials		559,874,689
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
American Tower Corp.	757,508	193,512,994
Total Real Estate		193,512,994
Utilities 1.3%
Electric Utilities 1.0%
American Electric Power Co., Inc.	1,425,245	122,571,070
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The)	1,718,572	43,668,915
Total Utilities		166,239,985
Total Common Stocks (Cost $6,563,820,591)		12,463,633,293

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(c)	47,547,660	47,542,905
Total Money Market Funds (Cost $47,542,880)		47,542,905
Total Investments in Securities (Cost: $6,611,363,471)		12,511,176,198
Other Assets & Liabilities, Net		41,305,370
Net Assets		12,552,481,568

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	67,189,617	1,789,522,305	(1,809,157,859)	(11,158)	47,542,905	7,265	61,541	47,547,660
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Contrarian Core Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT133_08_L01_(07/21)